Consolidated Income Statements - USD ($) $ in Thousands			3 Months Ended								12 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Revenues
Fee income			$ 1,868,000	$ 1,908,000	$ 1,934,000	$ 2,012,000	$ 2,096,000	$ 2,063,000	$ 1,993,000	$ 1,907,000	$ 7,722,000	[1]	$ 8,059,000	[1]	$ 6,928,000
Premiums			27,000	36,000	32,000	37,000	33,000	37,000	38,000	40,000	132,000	[1]	148,000	[1]	187,000
Net investment income excluding funds withheld assets
Net investment income excluding funds withheld assets			422,000	327,000	328,000	430,000	552,000	538,000	507,000	639,000	1,507,000	[1]	2,236,000	[1]	2,026,000
Net investment income on funds withheld assets			317,000	313,000	364,000	260,000	304,000	299,000	294,000	291,000	1,254,000	[1]	1,188,000	[1]	792,000
Net investment income			739,000	640,000	692,000	690,000	856,000	837,000	801,000	930,000	2,761,000	[1]	3,424,000	[1]	2,818,000
Net gains (losses) on derivatives and investments:
Net gains (losses) on derivatives and investments	$ (837,000)	$ (5,365,000)	(4,199,000)	(196,000)	2,938,000	(1,566,000)	(1,696,000)	(420,000)	(388,000)	(2,840,000)	(3,023,000)	[1]	(5,344,000)	[1]	(6,891,000)
Net gains (losses) on funds withheld reinsurance treaties			(474,000)	555,000	1,077,000	1,028,000	(36,000)	(115,000)	(768,000)	898,000	2,186,000	[1]	(21,000)	[1]	440,000
Total net gains (losses) on derivatives and investments			(4,673,000)	359,000	4,015,000	(538,000)	(1,732,000)	(535,000)	(1,156,000)	(1,942,000)	(837,000)	[1]	(5,365,000)	[1]	(6,451,000)
Other income			25,000	19,000	21,000	20,000	24,000	17,000	30,000	23,000	85,000	[1]	94,000	[1]	64,000
Total revenues	9,863,000	6,360,000	(2,014,000)	2,962,000	6,694,000	2,221,000	1,277,000	2,419,000	1,706,000	958,000	9,863,000	[1]	6,360,000	[1]	3,546,000
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	1,062,000	925,000	251,000	237,000	274,000	300,000	168,000	284,000	217,000	256,000	1,062,000	[1]	925,000	[1]	1,362,000
(Gain) loss from updating future policy benefits cash flow assumptions, net	(34,000)	41,000	(26,000)	(37,000)	14,000	15,000	2,000	(15,000)	6,000	48,000	(34,000)	[2]	41,000	[1]	0
Net (gain) loss on market risk benefits	(3,536,000)	(3,966,000)	(1,900,000)	(913,000)	1,184,000	(1,907,000)	(22,000)	1,066,000	1,512,000	(6,522,000)	(3,536,000)	[2]	(3,966,000)	[2]	0
Interest credited on other contract holder funds, net of deferrals and amortization	866,000	832,000	236,000	224,000	209,000	197,000	202,000	208,000	210,000	212,000	866,000	[1]	832,000	[1]	1,301,000
Interest expense			40,000	29,000	24,000	20,000	18,000	6,000	7,000	6,000	113,000	[1]	37,000	[1]	88,000
Operating costs and other expenses, net of deferrals			631,000	592,000	543,000	666,000	751,000	697,000	701,000	690,000	2,432,000	[1]	2,839,000	[1]	1,299,000
Cost of reinsurance											0	[1]	0	[1]	2,520,000
Amortization of deferred acquisition costs			297,000	305,000	307,000	317,000	320,000	328,000	328,000	331,000	1,226,000	[1]	1,307,000	[1]	(533,000)
Total benefits and expenses	2,129,000	2,015,000	(471,000)	437,000	2,555,000	(392,000)	1,439,000	2,574,000	2,981,000	(4,979,000)	2,129,000	[1]	2,015,000	[1]	6,037,000
Pretax income (loss)			(1,543,000)	2,525,000	4,139,000	2,613,000	(162,000)	(155,000)	(1,275,000)	5,937,000	7,734,000	[1]	4,345,000	[1]	(2,491,000)
Income tax expense (benefit)	1,505,000	666,000	(385,000)	657,000	845,000	388,000	(97,000)	(99,000)	(253,000)	1,115,000	1,505,000	[1]	666,000	[1]	(854,000)
Net income (loss)	6,229,000	3,679,000	(1,158,000)	1,868,000	3,294,000	2,225,000	(65,000)	(56,000)	(1,022,000)	4,822,000	6,229,000	[2]	3,679,000	[1]	(1,637,000)
Less: Net income (loss) attributable to noncontrolling interests			(8,000)	(11,000)	31,000	31,000	76,000	62,000	56,000	68,000	43,000	[1]	262,000	[1]	(3,000)
Net income (loss) attributable to Jackson Financial Inc.	$ 6,186,000	$ 3,417,000	$ (1,150,000)	$ 1,879,000	$ 3,263,000	$ 2,194,000	$ (141,000)	$ (118,000)	$ (1,078,000)	$ 4,754,000	$ 6,186,000	[1]	$ 3,417,000	[1]	$ (1,634,000)
Earnings per share
Basic (in usd per share)	$ 72.34	$ 36.35	$ (13.74)	$ 22.08	$ 37.96	$ 25.41	$ (1.52)	$ (1.25)	$ (11.41)	$ 50.33	$ 72.34	[1]	$ 36.35	[1]	$ (24.14)
Diluted (in usd per share)	$ 69.75	$ 36.17	$ (13.74)	$ 21.38	$ 36.59	$ 24.39	$ (1.52)	$ (1.25)	$ (11.41)	$ 50.33	$ 69.75	[1]	$ 36.17	[1]	$ (24.14)

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[2]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.